State Street Blackstone High Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
State Street Blackstone High Income ETF | State Street Blackstone High Income ETF
Prospectus [Line Items]
Annual Return [Percent]	8.91%	12.38%